SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)														3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	May 10, 2023	May 09, 2023	Mar. 09, 2023	Dec. 21, 2022	Oct. 06, 2022	Oct. 04, 2022	Oct. 04, 2022	Jan. 02, 2022	Sep. 09, 2021	Aug. 31, 2021	Dec. 28, 2020	Dec. 18, 2020	Dec. 14, 2020	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 08, 2023	Mar. 08, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														150,000	150,000			150,000	150,000
Share based compensation shares granted					25,000
Stock compensation expense																	$ 260,000	$ 260,000
Payment of withholding taxes shares																		1,386
Equity issuance costs																		$ 464,727			$ 2,003,952
Life Science Biosensor Diagnostics Pty Ltd [Member] | Five Year Transferrable Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consideration period													5 years
Life Science Biosensor Diagnostics Pty Ltd [Member] | Five Year Non Transferrable Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consideration period													5 years
Life Science Biosensor Diagnostics Pty Ltd [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Consideration to be contributed towards research and development													$ 2,000,000
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity issuance costs											$ 2,153,564
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering expenses																						$ 2,550,000
Underwriting Agreement [Member] | March Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock																							569,560
Number of shares of stock issued			85,430
Exchange Agreement [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, description												In addition, the parties to the Exchange Agreement entered into a Registration Rights Agreement (the “RRA”) pursuant to which the Company agreed to prepare and file within 30 days following the closing of the IPO with the Securities and Exchange Commission a registration statement to register for resale the shares of Common Stock issuable upon conversion of the Series B Convertible Preferred Stock. If and to the extent the Company fails to, among other things, file such resale registration statement or have it declared effective as required under the terms of the RRA, the Company will be required to pay to the holder of such registration rights partial liquidated damages payable in cash in the amount equal to the product of 1.0% multiplied by the aggregate purchase price paid by such holder pursuant to the EA. The EA and the RRA contain customary representations, warranties, agreements and, indemnification rights and obligations of the parties. The common stock acquired in the Exchange was immediately retired. Each share of Series B Convertible Preferred Stock is convertible into 1 shares of the Company’s common stock, subject to proportional adjustment and beneficial ownership limitations.
Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price																							$ 3.90
Series D Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares	176,462
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt convertible per share				$ 0.15
Issuance of common stock at initial public offering, shares				176,462
Shares issues per share				$ 1.25
Conversion of shares				26,464
Series D Warrants [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock at initial public offering, shares				529,386
Shares issues per share				$ 0.05
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock at initial public offering, shares						2,363,003
Series C Preferred Stock [Member] | IFP Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity issuance costs						$ 806,397
Series C Preferred Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of shares		3,512,277
Series C Preferred Stock [Member] | One Year Anniversary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock at initial public offering, shares						500,000
Series A Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible of warrants																				1,401,377
Series A Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible of warrants																				59,800
Series B Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock at initial public offering, shares								7,382	400
Convertible of warrants																				52,400
Series B Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible of warrants																				1,400,995
Series Aand Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares conversion																				1
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted										1,300,000											1,700,000
Conversion of stock, description										Each share of Series B Convertible Preferred Stock was converted into 1 share of the Company’s common stock.											Each share of Series B Convertible Preferred Stock was converted into 1 share of the Company’s common stock.
Conversion of convertible securities												1
Series B Convertible Preferred Stock [Member] | Exchange Agreement [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted												3,000,000
Series B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														2,620
March Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock																							170,868
Number of shares of stock issued			25,629
Warrant [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																						$ 4.875
Warrant [Member] | Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock																							32,750
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of stock issued														654,990
Issuance of common stock at initial public offering, shares							148,183														1,270,589
Conversion of convertible securities																65,000					710,548
Common Stock [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member] | Five Year Non Transferrable Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock													3,000,000
Exercise price													$ 17.00
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted											2,810,190
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price																						$ 3.90
Conversion of shares	26,464	526,818
Common Stock [Member] | Exchange Agreement [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued upon conversion												3,000,000
Series D Warrants [Member] | Securities Purchase Agreement [Member] | Winx Capital Pty Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock				1,324
Exercise price				$ 10.40
Shares issues per share				$ 0.05
Convertible of warrants				26,469
Series D Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock				26,478
Exercise price				$ 5.80
Warrants Common Stock March [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														69,291
Warrants - Series A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														70,068	70,068			70,068	70,068	1,401,377	1,401,377
Warrants Issued To IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														3,177
Pre IPO Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														136,834	136,834			136,834	136,834	2,736,675	2,736,675
Warrants Issued to LSBD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														150,000	150,000			150,000	150,000	3,000,000	3,000,000
Series D Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														26,478
Warrants Issued To Winx [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														1,324
Representatives Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants														32,750